Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
EQUITY GRANT PRACTICES
The Compensation Committee oversees long-term equity-based compensation under our omnibus incentive plan. Each February, the Committee approves the total annual equity grant, and individual awards are made that day based on the closing stock price.
The grant date for annual equity awards is set as the Committee meeting date, typically a week after the Bank’s earnings announcement. This meeting is scheduled about a year in advance to avoid timing the release of material non-public information. CEO awards are granted by the Committee after approval by independent Board members. Awards for other executive officers are reviewed and approved by the Committee. Management allocates equity-based grants for other groups, with individual recommendations from group heads.
The Committee has also delegated a budget to the CEO for off-cycle grants for non-executive officers, new hires, and retention needs, which must be ratified by the Board. These grants are made on the first trading day of the month following the employee’s hire date or the CEO's approval.

Award Timing Method
The Compensation Committee oversees long-term equity-based compensation under our omnibus incentive plan. Each February, the Committee approves the total annual equity grant, and individual awards are made that day based on the closing stock price.
The grant date for annual equity awards is set as the Committee meeting date, typically a week after the Bank’s earnings announcement. This meeting is scheduled about a year in advance to avoid timing the release of material non-public information. CEO awards are granted by the Committee after approval by independent Board members. Awards for other executive officers are reviewed and approved by the Committee. Management allocates equity-based grants for other groups, with individual recommendations from group heads.
The Committee has also delegated a budget to the CEO for off-cycle grants for non-executive officers, new hires, and retention needs, which must be ratified by the Board. These grants are made on the first trading day of the month following the employee’s hire date or the CEO's approval.

Award Timing Predetermined	true
Award Timing MNPI Considered	true
MNPI Disclosure Timed for Compensation Value	false